Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 2.8%
35,332		ASX Ltd.	$ 2,083,042	0.4
377,662		Aurizon Holdings Ltd.	1,063,462	0.2
50,768		Australia & New Zealand Banking Group Ltd.	1,132,399	0.2
89,216		BHP Group Ltd.	3,304,600	0.7
59,676		Brambles Ltd.	499,667	0.1
26,498		Fortescue Metals Group Ltd.	452,540	0.1
75,677		Goodman Group	1,130,057	0.2
496,728		Medibank Pvt Ltd.	1,200,502	0.2
40,000		Rio Tinto Ltd.	3,794,170	0.7
			14,660,439	2.8

		Belgium: 0.3%
17,835		UCB S.A.	1,674,080	0.3

		Canada: 4.5%
51,550		BCE, Inc.	2,562,885	0.5
21,641		Canadian Imperial Bank of Commerce - XTSE	2,552,027	0.5
18,677		Canadian Natural Resources Ltd.	647,020	0.1
1,927		Constellation Software, Inc./Canada	2,765,769	0.5
6,155		Franco-Nevada Corp.	920,715	0.2
25,556		National Bank Of Canada	1,994,470	0.4
49,087		Quebecor, Inc.	1,333,990	0.2
39,611		Royal Bank of Canada	4,118,980	0.8
136,197		TELUS Corp.	3,073,325	0.6
28,281		Waste Connections, Inc.	3,434,445	0.7
			23,403,626	4.5

		China: 0.4%
530,000		BOC Hong Kong Holdings Ltd.	1,954,953	0.4

		Denmark: 0.7%
270		AP Moller - Maersk A/S - Class B	744,687	0.2
36,461		Novozymes A/S	2,660,892	0.5
			3,405,579	0.7

		Finland: 0.7%
34,300		Kone Oyj	2,790,529	0.5
16,590		Orion Oyj	732,478	0.2
			3,523,007	0.7

		France: 1.4%
21,778	(1)	Cie de Saint-Gobain	1,461,893	0.3
11,648		Legrand S.A.	1,221,836	0.2
149,678		Orange SA	1,910,099	0.4
10,818		Schneider Electric SE	1,721,793	0.3
23,727		Vivendi SE	864,128	0.2
			7,179,749	1.4

		Germany: 2.7%
68,772		Deutsche Post AG	4,671,430	0.9
196,529		Deutsche Telekom AG	4,090,203	0.8
46,303		RWE AG	1,759,516	0.3
11,176	(2)	Scout24 AG	909,438	0.2
2,967		Siemens AG	486,998	0.1
16,816		Symrise AG	2,236,611	0.4
			14,154,196	2.7

		Hong Kong: 1.5%
51,700		ASM Pacific Technology Ltd.	681,897	0.1
227,500		CK Hutchison Holdings Ltd.	1,813,718	0.4
225,500		CLP Holdings Ltd.	2,326,995	0.4
34,800		Hong Kong Exchanges and Clearing Ltd.	2,141,682	0.4
154,500		Power Assets Holdings Ltd.	969,360	0.2
			7,933,652	1.5

		Ireland: 1.2%
16,174		CRH PLC	846,176	0.2
32,952		Medtronic PLC	4,171,394	0.8
25,485		Smurfit Kappa PLC	1,350,104	0.2
			6,367,674	1.2

		Israel: 0.3%
187,911	(1)	Bank Leumi Le-Israel BM	1,507,953	0.3

		Italy: 1.5%
4,764		DiaSorin SpA	837,199	0.2
898,222		Intesa Sanpaolo SpA	2,637,160	0.5
81,013	(2)	Poste Italiane SpA	1,135,881	0.2
280,425		Snam SpA	1,650,268	0.3
222,752		Terna SPA	1,702,089	0.3
			7,962,597	1.5

		Japan: 7.6%
64,900		Amada Co. Ltd.	701,094	0.1
39,100		Dai Nippon Printing Co., Ltd.	847,686	0.2
2,300		Daikin Industries Ltd.	459,946	0.1
616,900		ENEOS Holdings, Inc.	2,547,712	0.5
9,700		Hoya Corp.	1,274,593	0.2
58,900		Japan Tobacco, Inc.	1,170,065	0.2
59,200		KDDI Corp.	2,018,052	0.4
20,500		Lawson, Inc.	937,940	0.2
55,500		Lixil Corp.	1,504,959	0.3
13,300		McDonald's Holdings Co. Japan Ltd.	596,317	0.1
230,700		Mitsubishi UFJ Financial Group, Inc.	1,324,942	0.2
3,900		Nintendo Co., Ltd.	2,414,942	0.5
73,700		Nippon Telegraph & Telephone Corp.	1,995,817	0.4
8,400		Nissan Chemical Corp.	439,638	0.1
72,000		Osaka Gas Co., Ltd.	1,377,458	0.3
4,500		Rohm Co., Ltd.	421,554	0.1
30,500		Secom Co., Ltd.	2,410,750	0.4
97,200		Sekisui House Ltd.	2,045,665	0.4
2,600		SMC Corp.	1,564,295	0.3
167,300		SoftBank Corp.	2,145,126	0.4
96,300		Sumitomo Chemical Co., Ltd.	534,077	0.1
57,000		Sumitomo Mitsui Financial Group, Inc.	2,083,956	0.4

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
70,600		Sumitomo Mitsui Trust Holdings, Inc.	$ 2,468,173	0.5
17,200		Sundrug Co., Ltd.	583,547	0.1
91,900		T&D Holdings, Inc.	1,250,084	0.2
33,300		Teijin Ltd.	548,014	0.1
30,900		Tokyo Gas Co., Ltd.	611,945	0.1
29,100		Trend Micro, Inc.	1,477,875	0.3
8,200		Tsuruha Holdings, Inc.	997,569	0.2
31,400		Welcia Holdings Co. Ltd.	967,715	0.2
			39,721,506	7.6

		Netherlands: 1.3%
4,999		ASM International NV	1,563,485	0.3
2,298		ASML Holding NV	1,552,510	0.3
63,558		Koninklijke Ahold Delhaize NV	1,850,326	0.3
11,025		Koninklijke DSM NV	2,031,575	0.4
			6,997,896	1.3

		New Zealand: 0.1%
184,792		Spark New Zealand Ltd.	601,498	0.1

		Norway: 0.1%
14,022		Yara International ASA	747,992	0.1

		Singapore: 0.3%
163,100		Singapore Exchange Ltd.	1,280,254	0.3

		Spain: 0.6%
37,428		Enagas	879,151	0.2
73,047		Endesa S.A.	2,106,042	0.4
			2,985,193	0.6

		Sweden: 0.3%
162,820		Swedish Match AB	1,509,532	0.3

		Switzerland: 2.0%
24,830		Holcim Ltd.	1,485,545	0.3
18,290		Nestle SA	2,259,148	0.4
7,087		Roche Holding AG	2,480,816	0.5
2,953	(1)	Sonova Holding AG - Reg	1,043,947	0.2
7,450		Zurich Insurance Group AG	3,133,478	0.6
			10,402,934	2.0

		United Kingdom: 4.8%
100,023		3i Group PLC	1,760,056	0.3
125,443		BAE Systems PLC	934,285	0.2
65,662		British American Tobacco PLC	2,528,979	0.5
11,524		Croda International PLC	1,140,538	0.2
257,133		Direct Line Insurance Group PLC	1,085,536	0.2
165,961		GlaxoSmithKline PLC	3,165,498	0.6
29,770		Hikma Pharmaceuticals PLC	1,031,168	0.2
84,072		Imperial Brands PLC	1,906,140	0.4
20,114		London Stock Exchange Group PLC	2,158,255	0.4
7,923		Reckitt Benckiser Group PLC	714,640	0.1
194,572		Sage Group PLC/The	1,809,372	0.4
58,236		Segro PLC	861,108	0.2
10,296		Unilever PLC	617,479	0.1
66,198		United Utilities Group PLC	920,321	0.2
1,495,326		Vodafone Group PLC	2,711,097	0.5
6,141		Willis Towers Watson PLC	1,605,012	0.3
			24,949,484	4.8

		United States: 62.0%
52,396		AbbVie, Inc.	5,931,227	1.1
28,049		Aflac, Inc.	1,589,817	0.3
20,367		Agilent Technologies, Inc.	2,813,294	0.5
3,501		Alexandria Real Estate Equities, Inc.	624,088	0.1
17,878		Allison Transmission Holdings, Inc.	756,418	0.1
28,265		Allstate Corp.	3,861,282	0.7
19,442		Ally Financial, Inc.	1,063,672	0.2
86,826		Altria Group, Inc.	4,273,576	0.8
35,831		Amdocs Ltd.	2,798,401	0.5
26,512		American Homes 4 Rent	1,009,312	0.2
5,729		American Tower Corp.	1,463,530	0.3
20,679		American Water Works Co., Inc.	3,205,659	0.6
11,452		Ameriprise Financial, Inc.	2,975,688	0.6
16,578		Amgen, Inc.	3,944,569	0.8
299,602		Antero Midstream Corp.	2,876,179	0.6
3,644		Anthem, Inc.	1,451,114	0.3
8,108		AO Smith Corp.	576,236	0.1
243,675		Apartment Investment and Management Co.	1,717,909	0.3
19,196		Applied Materials, Inc.	2,651,544	0.5
13,022		Aptargroup, Inc.	1,918,271	0.4
15,683		Assurant, Inc.	2,527,315	0.5
16,615		Avnet, Inc.	732,057	0.1
72,033		Bank of America Corp.	3,053,479	0.6
5,868		Bank of Hawaii Corp.	526,594	0.1
44,095		Bank OZK	1,883,297	0.4
5,413		Blackrock, Inc.	4,747,418	0.9
31,902		Booz Allen Hamilton Holding Corp.	2,709,437	0.5
64,031		Bristol-Myers Squibb Co.	4,208,117	0.8
18,380		Brookfield Renewable Corp.	785,073	0.2
12,556		Capital One Financial Corp.	2,018,754	0.4
4,764		Carlisle Cos., Inc.	916,213	0.2
2,872		Chemed Corp.	1,411,129	0.3
16,682		Chevron Corp.	1,731,425	0.3
10,275		Church & Dwight Co., Inc.	880,876	0.2
3,262		Cigna Corp.	844,369	0.2
126,869		Cisco Systems, Inc.	6,711,370	1.3
38,455		Citigroup, Inc.	3,026,793	0.6
47,346		Colgate-Palmolive Co.	3,966,648	0.8
26,982		Commerce Bancshares, Inc.	2,101,358	0.4
24,881		ConocoPhillips	1,386,867	0.3
49,405		Corporate Office Properties Trust SBI MD	1,363,578	0.3
26,738		Devon Energy Corp.	710,161	0.1

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
11,788	Dollar General Corp.	$ 2,392,493	0.5
14,813	DTE Energy Co.	2,044,046	0.4
14,723	Duke Energy Corp.	1,475,539	0.3
19,004	Duke Realty Corp.	882,926	0.2
59,049	eBay, Inc.	3,594,903	0.7
5,617	Electronic Arts, Inc.	802,838	0.2
25,501	Entergy Corp.	2,684,235	0.5
2,504	Equinix, Inc.	1,844,747	0.4
338,020	Equitrans Midstream Corp.	2,785,285	0.5
4,764	Everest Re Group Ltd.	1,238,449	0.2
34,960	Evergy, Inc.	2,167,170	0.4
13,999	Exelon Corp.	631,635	0.1
6,078	FedEx Corp.	1,913,415	0.4
20,552	Fifth Third Bancorp	866,061	0.2
26,083	First American Financial Corp.	1,677,398	0.3
29,411	Flowers Foods, Inc.	708,511	0.1
11,596	FMC Corp.	1,353,137	0.3
26,331	Gaming and Leisure Properties, Inc.	1,220,705	0.2
10,046	Garmin Ltd.	1,428,943	0.3
48,789	General Mills, Inc.	3,066,877	0.6
74,184	Gentex Corp.	2,633,532	0.5
52,109	Gilead Sciences, Inc.	3,444,926	0.7
91,339	GrafTech International Ltd.	1,212,982	0.2
13,644	Hanover Insurance Group, Inc.	1,903,202	0.4
10,721	Hartford Financial Services Group, Inc.	700,617	0.1
16,445	Hershey Co.	2,845,807	0.5
22,465	Honeywell International, Inc.	5,187,393	1.0
1,505	Humana, Inc.	658,739	0.1
6,527	Intuit, Inc.	2,865,940	0.6
49,616	Invitation Homes, Inc.	1,799,572	0.3
42,248	Johnson & Johnson	7,150,474	1.4
34,442	Johnson Controls International plc	2,291,771	0.4
32,034	JPMorgan Chase & Co.	5,261,264	1.0
21,872	Kimberly-Clark Corp.	2,857,139	0.6
157,112	Kinder Morgan, Inc.	2,881,434	0.6
7,916	KLA Corp.	2,508,501	0.5
53,169	Knight-Swift Transportation Holdings, Inc.	2,537,756	0.5
53,582	Kroger Co.	1,981,462	0.4
40,253	Lazard Ltd.	1,899,137	0.4
25,671	Leidos Holdings, Inc.	2,637,695	0.5
13,729	Life Storage, Inc.	1,365,212	0.3
3,457	LPL Financial Holdings, Inc.	511,221	0.1
4,413	MarketAxess Holdings, Inc.	2,058,841	0.4
34,493	Masco Corp.	2,080,273	0.4
14,485	McKesson Corp.	2,786,769	0.5
60,409	Merck & Co., Inc.	4,584,439	0.9
11,257	Metlife, Inc.	735,758	0.1
11,350	Microsoft Corp.	2,833,868	0.5
25,524	Mondelez International, Inc.	1,621,540	0.3
3,837	Monolithic Power Systems, Inc.	1,316,551	0.3
9,035	MSC Industrial Direct Co.	852,904	0.2
5,600	MSCI, Inc. - Class A	2,621,528	0.5
21,159	Nasdaq, Inc.	3,543,286	0.7
20,588	National Fuel Gas Co.	1,068,311	0.2
2,839	NewMarket Corp.	974,430	0.2
42,072	OGE Energy Corp.	1,451,484	0.3
23,854	Old Republic International Corp.	626,406	0.1
19,935	Packaging Corp. of America	2,963,338	0.6
33,182	PepsiCo, Inc.	4,908,945	0.9
125,172	Pfizer, Inc.	4,847,912	0.9
43,647	Philip Morris International, Inc.	4,208,880	0.8
26,504	Phillips 66	2,232,167	0.4
10,335	Pinnacle West Capital Corp.	874,134	0.2
8,777	Pioneer Natural Resources Co.	1,335,772	0.3
40,209	Procter & Gamble Co.	5,422,184	1.0
33,756	Progressive Corp.	3,344,545	0.6
16,828	Qualcomm, Inc.	2,264,039	0.4
3,871	Regal Beloit Corp.	550,572	0.1
36,466	Regions Financial Corp.	853,669	0.2
30,206	Republic Services, Inc.	3,297,891	0.6
3,453	Rockwell Automation, Inc.	910,625	0.2
6,829	Roper Technologies, Inc.	3,073,118	0.6
24,448	Royal Gold, Inc.	3,025,929	0.6
11,823	Ryder System, Inc.	967,003	0.2
7,694	S&P Global, Inc.	2,919,642	0.6
47,496	Service Corp. International	2,518,238	0.5
30,390	Silgan Holdings, Inc.	1,280,331	0.2
7,307	Stifel Financial Corp.	506,229	0.1
10,136	Sun Communities, Inc.	1,696,969	0.3
91,714	Switch, Inc.	1,730,643	0.3
27,214	Synchrony Financial	1,290,216	0.2
9,118	SYNNEX Corp.	1,154,339	0.2
20,176	T. Rowe Price Group, Inc.	3,860,678	0.7
21,994	Target Corp.	4,990,878	1.0
27,787	Texas Instruments, Inc.	5,274,528	1.0
5,517	Thermo Fisher Scientific, Inc.	2,590,232	0.5
4,123	Tractor Supply Co.	749,149	0.1
12,159	UMB Financial Corp.	1,175,897	0.2
6,003	United Parcel Service, Inc. - Class B	1,288,244	0.2
2,819	UnitedHealth Group, Inc.	1,161,202	0.2
27,278	US Bancorp	1,657,957	0.3
101,429	Verizon Communications, Inc.	5,729,724	1.1
57,260	VICI Properties, Inc.	1,782,504	0.3
74,371	Vistra Corp.	1,202,579	0.2
26,124	Waste Management, Inc.	3,675,124	0.7
54,339	Wells Fargo & Co.	2,538,718	0.5
33,866	Werner Enterprises, Inc.	1,625,229	0.3
13,369	Weyerhaeuser Co.	507,487	0.1
136,821	Williams Cos., Inc.	3,603,865	0.7
22,197	World Fuel Services Corp.	682,114	0.1

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
12,259	Yum! Brands, Inc.	$ 1,470,712	0.3
15,162	Zoetis, Inc.	2,678,822	0.5
		323,238,564	62.0

	Total Common Stock
	(Cost $423,046,877)	506,162,358	97.1

EXCHANGE-TRADED FUNDS: 1.2%
26,729	iShares Russell 1000 Value ETF	4,306,844	0.8
39,271	iShares MSCI EAFE Value Index ETF	2,117,099	0.4

	Total Exchange-Traded Funds
	(Cost $6,348,097)	6,423,943	1.2

	Total Investments in Securities (Cost $429,394,974)	$ 512,586,301	98.3
	Assets in Excess of Other Liabilities	8,871,739	1.7
	Net Assets	$ 521,458,040	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	21.5%
Industrials	12.9
Health Care	12.8
Consumer Staples	10.1
Information Technology	8.3
Materials	6.5
Communication Services	6.4
Utilities	6.1
Energy	4.5
Consumer Discretionary	4.3
Real Estate	3.7
Exchange-Traded Funds	1.2
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$14,660,439	$–	$14,660,439
Belgium	–	1,674,080	–	1,674,080
Canada	23,403,626	–	–	23,403,626
China	–	1,954,953	–	1,954,953
Denmark	–	3,405,579	–	3,405,579
Finland	–	3,523,007	–	3,523,007
France	–	7,179,749	–	7,179,749
Germany	–	14,154,196	–	14,154,196
Hong Kong	–	7,933,652	–	7,933,652
Ireland	4,171,394	2,196,280	–	6,367,674
Israel	–	1,507,953	–	1,507,953
Italy	–	7,962,597	–	7,962,597
Japan	967,715	38,753,791	–	39,721,506
Netherlands	–	6,997,896	–	6,997,896
New Zealand	–	601,498	–	601,498
Norway	–	747,992	–	747,992
Singapore	–	1,280,254	–	1,280,254
Spain	–	2,985,193	–	2,985,193
Sweden	–	1,509,532	–	1,509,532
Switzerland	–	10,402,934	–	10,402,934
United Kingdom	2,222,491	22,726,993	–	24,949,484
United States	323,238,564	–	–	323,238,564
Total Common Stock	354,003,790	152,158,568	–	506,162,358
Exchange-Traded Funds	6,423,943	–	–	6,423,943
Total Investments, at fair value	$360,427,733	$152,158,568	$–	$512,586,301
Other Financial Instruments+
Forward Foreign Currency Contracts	–	57,789	–	57,789
Total Assets	$360,427,733	$152,216,357	$–	$512,644,090
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,175,533)	$–	$(2,175,533)
Written Options	–	(3,399,147)	–	(3,399,147)
Total Liabilities	$–	$(5,574,680)	$–	$(5,574,680)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 1,776,150	USD 1,376,538	Citibank N.A.	06/07/21	$(7,276)
CAD 2,344,450	USD 1,942,738	Citibank N.A.	06/07/21	(2,061)
GBP 1,569,450	USD 2,219,785	Citibank N.A.	06/07/21	7,507
USD 11,510,590	CAD 14,500,000	Citibank N.A.	06/07/21	(492,141)
CHF 876,100	USD 978,686	Morgan Stanley & Co. International PLC	06/07/21	(4,574)
JPY 192,000,000	USD 1,757,739	Morgan Stanley & Co. International PLC	06/07/21	(9,594)
EUR 3,607,400	USD 4,418,896	State Street Bank and Trust Co.	06/07/21	$(19,413)
JPY 408,634,300	USD 3,758,187	State Street Bank and Trust Co.	06/07/21	(37,603)
USD 13,374,765	GBP 9,700,000	State Street Bank and Trust Co.	06/07/21	(391,031)
USD 8,232,775	AUD 10,800,000	State Street Bank and Trust Co.	06/07/21	(93,117)
USD 26,085,651	EUR 22,100,000	State Street Bank and Trust Co.	06/07/21	(866,885)
USD 24,724,624	JPY 2,710,000,000	State Street Bank and Trust Co.	06/07/21	50,282
USD 5,974,651	CHF 5,600,000	State Street Bank and Trust Co.	06/07/21	(251,838)
				$(2,117,744)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

At May 31, 2021, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR® Fund	Morgan Stanley & Co. International PLC	Call	06/18/21	USD	71.350	625,708	USD	44,306,384	$415,470	$(449,869)
EURO STOXX 50® Index	Barclays Bank PLC	Call	06/04/21	EUR	4,054.950	4,757	EUR	19,363,654	195,022	(227,147)
Financial Select Sector SPDR® Fund	JPMorgan Chase Bank N.A.	Call	07/02/21	USD	37.960	1,998,403	USD	75,919,330	1,535,773	(1,475,421)
FTSE 100 Index	Barclays Bank PLC	Call	06/04/21	GBP	7,007.620	6,284	GBP	44,130,081	621,460	(500,704)
Health Care Select Sector SPDR® Fund	UBS AG	Call	07/02/21	USD	125.600	184,947	USD	22,859,449	264,493	(133,191)
Industrial Select Sector SPDR® Fund	Morgan Stanley & Co. International PLC	Call	06/18/21	USD	106.400	534,409	USD	56,177,074	945,850	(526,535)
Nikkei 225 Index	BNP Paribas Bank	Call	06/04/21	JPY	29,480.050	72,968	JPY	2,126,974,149	350,974	(86,280)
									$4,329,042	$(3,399,147)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $421,641,304.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$92,876,489
Gross Unrealized Depreciation	(7,338,756)
Net Unrealized Appreciation	$85,537,733